Depreciation Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenue USD ($)	Dec. 31, 2012 Cost of revenue CNY	Dec. 31, 2011 Cost of revenue CNY	Dec. 31, 2010 Cost of revenue CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administrative expense USD ($)	Dec. 31, 2012 General and administrative expense CNY	Dec. 31, 2011 General and administrative expense CNY	Dec. 31, 2010 General and administrative expense CNY	Dec. 31, 2012 Research and development expense USD ($)	Dec. 31, 2012 Research and development expense CNY	Dec. 31, 2011 Research and development expense CNY	Dec. 31, 2010 Research and development expense CNY	Dec. 31, 2012 Property plant and equipment USD ($)	Dec. 31, 2012 Property plant and equipment CNY	Dec. 31, 2011 Property plant and equipment CNY	Dec. 31, 2010 Property plant and equipment CNY
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	$ 14,893	92,786	58,873	21,854	$ 11,217	69,883	41,271	11,863	$ 130	814	966	777	$ 432	2,691	2,034	2,071	$ 3,114	19,398	14,602	4,962	$ 14,893	92,786	58,873	19,673